19. Borrowing and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	R$ 3,339,084	R$ 5,574,557
Nominal Value of borrowing and financing	5,494,432
2018 [Member]
BorrowingAndFinancingLineItems [Line Items]
Nominal Value of borrowing and financing	1,673,562
2019 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	1,193,992
Nominal Value of borrowing and financing	1,429,560
2020 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	857,304
Nominal Value of borrowing and financing	1,007,078
2021 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	768,270
Nominal Value of borrowing and financing	847,626
2022 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	461,909
Nominal Value of borrowing and financing	477,307
2023 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	18,883
Nominal Value of borrowing and financing	20,129
2024 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	38,726
Nominal Value of borrowing and financing	R$ 39,170